Bank Loans (Tables)	6 Months Ended
Mar. 31, 2024
Bank Loans [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following:
	March 31, 2024	September 30, 2023
China Construction Bank (“CCB”)	$34,071	$33,717
Total	$34,071	$33,717

Schedule of Long-Term Bank Loans	Long-term bank loans consisted of the following:
	March 31, 2024	September 30, 2023
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (1)	$1,384,984	$1,370,613
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (2)	678,643	671,602
Wenzhou Minshang Bank (3)	1,177,236	1,165,022
Total	$3,240,863	$3,207,237
Less: Long-term bank loans - current portion	(365,636)	-
Long-term bank loans - non-current portion	$2,875,227	$3,207,237
(1)

On April 19, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $360,096 (RMB2,600,000) for a term from April 19, 2022 to March 28, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loan. CEO and his family members also provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. The Company has repaid $63,709 (RMB460,000) of principal as of March 31, 2024.

On September 14, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $830,990 (RMB6,000,000) from September 14, 2022 to September 8, 2025 at a fixed annual interest rate of 5.45%. WFOE guaranteed for the repayment of the loans. CEO also provided personal guaranty for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans and provided personal guaranty for the repayment of the loans.

(1)	On September 15, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $257,607 (RMB1,860,000) from September 15, 2022 to September 12, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loans. CEO and his family members also provided personal guaranty for the repayment of the loans. CEO and his wife pledged their personal properties as collateral to secure the loans.

(2)	On January 16, 2023, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $678,643 (or RMB4,900,000) for a term from January 17, 2023 to January 16, 2026 at a fixed rate of 4.56% per annum. WFOE and CEO guaranteed for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.

(3)	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,177,236 (or RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.

Schedule of Repayment for the Bank Loans	The repayment schedule for the bank loans are as follows:
Twelve months ending March 31,	Repayment
2025	$399,706
2026	1,227,096
2027	817,141
2028	830,991
Total	$3,274,934